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                            MFS MANAGED SECTORS FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                              MFS CASH RESERVE FUND
                         MFS FLORIDA MUNICIPAL BOND FUND
                         MFS WORLD ASSET ALLOCATION FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                            MFS EMERGING GROWTH FUND
                        MFS LOUISIANA MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                        MFS GOLD & NATURAL RESOURCES FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                              MFS MONEY MARKET FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                             MFS MUNICIPAL BOND FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                                  MFS OTC FUND
                          MFS TEXAS MUNICIPAL BOND FUND
                              MFS TOTAL RETURN FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                                MFS RESEARCH FUND
                       MFS WASHINGTON MUNICIPAL BOND FUND
                            MFS STRATEGIC INCOME FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                              MFS WORLD GROWTH FUND
                            MFS MUNICIPAL INCOME FUND
                                  MFS BOND FUND
                          MFS GROWTH OPPORTUNITIES FUND
                            MFS LIMITED MATURITY FUND
                         MFS GOVERNMENT SECURITIES FUND
                       MFS MUNICIPAL LIMITED MATURITY FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MFS GOVERNMENT MORTGAGE FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                          MASSACHUSETTS INVESTORS TRUST
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS WORLD TOTAL RETURN FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                               MFS UTILITIES FUND
                         MFS ALABAMA MUNICIPAL BOND FUND
                              MFS WORLD EQUITY FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                           MFS WORLD GOVERNMENTS FUND
                                 MFS VALUE FUND

                      Supplement to the Current Prospectus


MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named Funds, may pay Commonwealth Equity Services (on behalf of registered representatives of Century Financial Services) additional compensation based on gross commissionable sales by such representatives of shares of the above-named Funds and of MFS Regatta Gold and MFS Regatta-New York annuity contracts made during the period January 8, 1996 through March 22, 1996 (unless extended by
MFD), as follows: for sales levels between $500,000 and $999,999, a $500 charge card gift check; and for sales of $1,000,000 or more, a $1,000 charge card gift check.

                 The date of this Supplement is January 8, 1996